Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	PEAPACK GLADSTONE FINANCIAL CORP
Entity Central Index Key	0001050743
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 97,132,896
Entity Common Stock, Shares Outstanding		8,872,334
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Due from Banks	$ 7,097	$ 6,490
Federal Funds Sold	100	100
Interest-Earning Deposits	35,856	56,097
Total Cash and Cash Equivalents	43,053	62,687
Investment Securities Held to Maturity (Fair Value $99,427 in 2011 and $138,438 in 2010)	100,719	140,277
Securities Available for Sale	319,520	275,076
FHLB and FRB Stock, at cost	4,569	4,624
Loans Held for Sale, at fair value	2,841
Loans	1,038,345	932,497
Less: Allowance for Loan Losses	13,223	14,282
Net Loans	1,025,122	918,215
Premises and Equipment	31,941	33,820
Other Real Estate Owned	7,137	4,000
Accrued Interest Receivable	4,078	4,231
Bank Owned Life Insurance	27,296	27,074
Deferred Tax Assets, net	26,731	25,725
Other Assets	7,328	9,696
TOTAL ASSETS	1,600,335	1,505,425
Deposits:
Noninterest-Bearing Demand Deposits	297,459	228,764
Interest-Bearing Deposits:
Checking	341,180	290,322
Savings	92,322	80,799
Money Market Accounts	516,920	524,449
Certificates of Deposit $100,000 and over	71,783	79,311
Certificates of Deposit less than $100,000	124,228	147,901
Total Deposits	1,443,892	1,351,546
Federal Home Loan Bank Advances	17,680	24,126
Capital Lease Obligation	9,178	6,304
Accrued Expenses and Other Liabilities	6,614	5,733
TOTAL LIABILITIES	1,477,364	1,387,709
SHAREHOLDERS' EQUITY
Preferred Stock (No Par Value; Authorized 500,000 Shares; Issued 14,341 Shares at December 31, 2011 and 21,513 at December 31, 2010; Liquidation Preference of $1,000 Per Share)	13,979	20,746
Common Stock (No Par Value; Stated Value $0.83 Per Share; Authorized 21,000,000 Shares; Issued Shares, 9,240,889 at December 31, 2011 and 9,199,038 at December 31, 2010; Outstanding Shares, 8,832,711 at December 31, 2011 and 8,790,860 at December 31, 2010)	7,685	7,650
Surplus	96,323	95,586
Treasury Stock at Cost, 408,178 shares at September 30, 2011 and at December 31, 2010	(8,988)	(8,988)
Retained Earnings	13,868	4,693
Accumulated Other Comprehensive Income/(Loss), Net of Income Tax Expense/Benefit	104	(1,971)
TOTAL SHAREHOLDERS' EQUITY	122,971	117,716
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 1,600,335	$ 1,505,425

CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Investment securities held to maturity (approximate market value)	$ 99,427	$ 138,438
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	14,341	21,513
Preferred stock, liquidation preference	$ 1,000	$ 1,000
Common stock, stated value	$ 0.83	$ 0.83
Common stock, shares authorized	21,000,000	21,000,000
Common stock, shares issued	9,240,889	9,199,038
Common stock, shares outstanding	8,832,711	8,970,860
Treasury stock, shares	408,178	408,178

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and Fees on Loans	$ 46,628	$ 50,455	$ 54,978
Interest Loans Held for Sale	56
Interest on Investment Securities Held to Maturity:
Taxable	2,066	2,037	1,383
Tax-exempt	354	467	905
Interest on Securities Available for Sale:
Taxable	6,285	7,278	8,012
Tax-exempt	518	535	639
Interest on Federal Funds Sold		1
Interest-earning deposits	144	149	90
Total interest income	56,051	60,922	66,007
Interest Expense
Interest on Checking Accounts	1,045	1,586	1,476
Interest on Savings and Money Market Accounts	2,215	3,908	4,830
Interest on Certificates of Deposit Over $100,000	1,060	1,620	4,331
Interest on other Certificates of Deposit	1,755	2,666	5,654
Interest on Overnight and Short-Term Borrowings	3		2
Interest on Federal Home Loan Bank Advances	739	1,046	1,366
Interest on Capital Lease Obligation	319	206
Total Interest Expense	7,136	11,032	17,659
Net Interest Income Before Provision For Loan Losses	48,915	49,890	48,348
Provision for Loan Losses	7,250	10,000	9,700
Net Interest Income After Provision for Loan Losses	41,665	39,890	38,648
Other Income
Trust Fees	10,686	9,901	9,428
Service Charges and Fees	2,908	2,798	2,472
Bank Owned Life Insurance	1,427	863	886
Gain on Loans Sold	502	1,041	657
Other Income	156	329	286
Other-Than-Temporary Impairment Loss:
Total Impairment Charges on Securities		(941)
Loss Recognized in Other Comprehensive Income
Net Impairment Loss Recognized in Earnings		(941)
Securities Gains, Net	1,037	124	69
Total Other Income	16,716	14,115	13,798
OPERATING EXPENSES
Salaries and Employee Benefits	23,230	22,529	21,877
Premises and Equipment	9,371	9,624	8,803
Other Operating Expenses (See Footnote 10)	11,798	10,957	11,586
Total Operating Expenses	44,399	43,110	42,266
Income Before Income Tax Expense	13,982	10,895	10,180
Income Tax Expense	1,814	3,231	3,054
Net Income	12,168	7,664	7,126
Dividends on Preferred Stock and Accretion	1,228	1,686	1,493
Net Income Available to Common Shareholders	$ 10,940	$ 5,978	$ 5,633
Earnings Per Common Share
Basic	$ 1.25	$ 0.68	$ 0.64
Diluted	$ 1.25	$ 0.68	$ 0.64

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Preferred Stock	Common Stock	SurplusMember	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Dec. 31, 2008		$ 7,190	$ 92,169	$ (7,894)	$ (6,063)	$ (1,508)	$ 83,894
Net Income					7,126		7,126
Unrealized Holding Gains on Securities Arising During the Period, Net of Amortization						2,706
Less: Reclassification Adjustment for Gain Included in Net Income						45
Net Unrealized Holding Gains on Securities Arising During the Period						2,661	2,661
Total Comprehensive Income							9,787
Amortization of Restricted Stock
Redemption of Preferred Stock
Gross Proceeds from Issuance of Preferred Stocks and Warrant	27,084		1,601				28,685
Accretion of Discount on Preferred Stock	275				(275)
Costs Related to Issuance of Preferred Stock			(112)				(112)
Cash Dividends Declared on Common Stock					(2,199)		(2,199)
Common Stock Dividend		346	(346)
Cash Dividends Declared on Preferred Stock					(1,218)		(1,218)
Common Stock Option Expense			343				343
Common Stock Options Exercised and Related Tax Benefits		51	1,266				1,317
Sale of Shares (Dividend Reinvestment Program)		6	100				106
Adjustment to Initially Apply "Recognition and Presentation Of Other-Than-Temporary Impairments" under ASC 320-10-65 (Net of Income Taxes)					3,100	(3,100)
Increase in Treasury Shares Associated with Common Stock Options Exercised				(1,094)			(1,094)
Ending Balance at Dec. 31, 2009	27,359	7,593	95,021	(8,988)	471	(1,947)	119,509
Net Income					7,664		7,664
Unrealized Holding Gains on Securities Arising During the Period, Net of Amortization						(252)
Less: Reclassification Adjustment for Gain Included in Net Income						(228)
Net Unrealized Holding Gains on Securities Arising During the Period						(24)	(24)
Total Comprehensive Income							7,640
Issuance of Restricted Stock		47	(47)
Amortization of Restricted Stock			150				150
Redemption of Preferred Stock	(7,172)						(7,172)
Accretion of Discount on Preferred Stock	559				(559)
Costs Related to Issuance of Preferred Stock
Cash Dividends Declared on Common Stock					(1,757)		(1,757)
Cash Dividends Declared on Preferred Stock					(1,126)		(1,126)
Common Stock Option Expense			332				332
Sale of Shares (Dividend Reinvestment Program)		10	130				140
Ending Balance at Dec. 31, 2010	20,746	7,650	95,586	(8,988)	4,693	(1,971)	117,716
Net Income					12,168		12,168
Unrealized Holding Gains on Securities Arising During the Period, Net of Amortization						2,749
Less: Reclassification Adjustment for Gain Included in Net Income						674
Net Unrealized Holding Gains on Securities Arising During the Period						2,075	2,075
Total Comprehensive Income							14,243
Issuance of Restricted Stock		24	(24)
Amortization of Restricted Stock			258				258
Redemption of Preferred Stock	(7,172)						(7,172)
Accretion of Discount on Preferred Stock	405				(405)
Costs Related to Issuance of Preferred Stock
Cash Dividends Declared on Common Stock					(1,765)		(1,765)
Cash Dividends Declared on Preferred Stock					(823)		(823)
Common Stock Option Expense			362				362
Sale of Shares (Dividend Reinvestment Program)		11	141				152
Ending Balance at Dec. 31, 2011	$ 13,979	$ 7,685	$ 96,323	$ (8,988)	$ 13,868	$ 104	$ 122,971

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Common stock, shares outstanding, beginning	8,970,860	8,723,488	8,704,313
Common stock, shares outstanding	8,832,711	8,970,860	8,723,488
Tax effect on Available for sale Securities change in unrealized holding gain or loss	$ 1,400	$ 342	$ 1,853
Tax effect on adjustment for gain included in net income	363	286	24
Tax effect on net unrealized holding gains on securities arising during the period	1,037	56	1,829
Restricted stock, shares	28,732	55,993
Redemption of Preferred Stock, shares	7,172	7,172
Cash Dividends Declared on Common Stock, per share	$ 0.2	$ 0.2	$ 0.26
Dividend Reinvestment Program, shares	13,119	11,379	7,581
Common Stock Dividend, shares			434,272
Common Stock Options Exercised, shares			63,921
Issuance of Preferred Stocks and Warrant, shares			28,685
Tax effect on the Adjustment to Initially Apply "Recognition and Presentation Of Other-Than-Temporary Impairments"			$ 1,669
Treasury Shares Associated with Common Stock Options Exercised, shares			52,327

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net Income	$ 12,168	$ 7,664	$ 7,126
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,870	3,146	2,433
Amortization of Premium and Accretion of Discount on Securities, Net	3,017	723	39
Amortization of Restricted Stock	258	150
Provision for Loan Losses	7,250	10,000	9,700
Valuation allowance on other real estate owned	865		640
Stock-based Compensation Expense	362	332	343
Deferrred Tax Expense/(Benefit)	933	(2,148)	(539)
Reversal of Valuation Allowance-Deferred Tax Assets	(2,976)
Excess tax benefit from exercise of stock options			(292)
Impairment Charges on Securities		941
Gain on Sale of Securities, Net	(1,037)	(124)	(69)
Proceeds from sales of loans	34,488	74,347	51,027
Loans Originated for Sale	(36,827)	(73,306)	(50,370)
Gain on Loans Sold	(502)	(1,041)	(657)
Loss/(Gain) on OREO Sold	203	18	(16)
Loss on Disposal of Premises and Equipment			13
Increase in Cash Surrender Value of Life Insurance, Net	(907)	(782)	(812)
Gain on life insurance proceeds	(403)
Decrease/(Increase) in Accrued Interest Receivable	153	213	(327)
Decrease/(Increase) in Other Assets	2,368	2,556	(9,794)
Increase/(Decrease) in Accrued Expenses and Other Liabilities	178	(736)	(643)
Net Cash Provided by Operating Activities	22,461	21,953	7,802
INVESTING ACTIVITIES:
Proceeds From Maturities of Investment Securities Held to Maturity	39,094	23,111	20,572
Proceeds From Maturities of Securities Available for Sale	70,464	43,705	37,290
Proceeds From Calls of Investment Securities Held to Maturity	62,500	48,158	1,003
Proceeds From Sales of Securities Available for Sale	64,908	162,484	1,400
Proceeds From Calls of Securities Available for Sale	45,360	10,445	658
Purchase of Investment Securities Held to Maturity	(62,587)	(122,770)	(60,010)
Purchase of Securities Available for Sale, including FHLB	(229,392)	(219,474)	(133,475)
Purchase of Loans	(10,893)	(943)
Net (Increase)/Decrease in Loans	(106,391)	38,550	63,249
Proceeds From Sales of Other Real Estate	7,576	865	574
Purchases of Premises and Equipment	(975)	(2,958)	(3,423)
Proceeds from Disposal of Premises and Equipment	861		2
Life insurance proceeds	1,088
Net Cash Used in Investing Activities	(118,387)	(18,827)	(72,160)
FINANCING ACTIVITIES:
Net Increase Deposits	92,346	1,877	111,781
Net Decrease in Overnight Borrowings			(15,250)
Repayments of FHLB Advances	(6,446)	(12,373)	(3,249)
Gross Proceeds from Issuance of Preferred Stock and Warrants			28,685
Redemption of Preferred Stock	(7,172)	(7,172)
Issuance Costs of Preferred Stock			(112)
Dividends Paid on Preferred Stock	(823)	(1,126)	(1,218)
Dividends Paid on Common Stock	(1,765)	(1,757)	(3,525)
Tax Benefit on Stock Option Exercises			292
Exercise of Stock Options			1,025
Sales of Common Shares (Dividend Reinvestment Program)	152	140	106
Treasury Stock Transactions			(1,094)
Net Cash Provided by/(Used in) Financing Activities	76,292	(20,411)	117,441
Net (Decrease)/Increase in Cash and Cash Equivalents	(19,634)	(17,285)	53,083
Cash and Cash Equivalents at Beginning of Year	62,687	79,972	26,889
Cash and Cash Equivalents at End of Year	43,053	62,687	79,972
Cash Paid During the Year for:
Interest	7,072	11,557	19,090
Income Taxes	2,919	5,164	5,098
Transfer of Loans to Other Real Estate Owned	12,613	4,523	347
Acquisition of Leased Premises	$ 2,813	$ 6,097

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Organization: The consolidated financial statements of Peapack-Gladstone Financial Corporation (the “Corporation”) are prepared on the accrual basis and include the accounts of the Corporation and its wholly-owned subsidiary, Peapack-Gladstone Bank (“the Bank”). The consolidated statements also include the Bank’s wholly-owned subsidiary, Peapack-Gladstone Mortgage Group, Inc., which was liquidated into the Bank on December 31, 2010. During 2009, the Bank closed its subsidiary, Peapack-Gladstone Investment Company. While the following footnotes include the collective results of Peapack-Gladstone Financial Corporation and Peapack-Gladstone Bank, these footnotes primarily reflect the Bank’s and its subsidiaries’ activities. All significant intercompany balances and transactions have been eliminated from the accompanying consolidated financial statements.

Business: Peapack-Gladstone Bank, the subsidiary of the Corporation, provides a full range of banking and trust services to individual and corporate customers through its branch operations in central New Jersey. The Bank is subject to competition from other financial institutions, is regulated by certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.

Basis of Financial Statement Presentation: The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. In preparing the financial statements, Management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the statement of condition and revenues and expenses for that period. Actual results could differ from those estimates. The significant estimates that are particularly subject to change include the adequacy of the allowance for loan losses, fair value of investment securities and other-than-temporary impairment on investment securities.

Segment Information: The Corporation’s business is conducted through its banking subsidiary and involves the delivery of loan and deposit products and trust services to customers. Management uses certain methodologies to allocate income and expense to the business segments.

The Banking segment includes commercial, commercial real estate, residential and consumer lending activities; deposit generation; operation of ATMs; telephone and internet banking services; merchant credit card services and customer support sales.

PGB Trust & Investments includes asset Management services provided for individuals and institutions; personal trust services, including services as executor, trustee, administrator, custodian and guardian; corporate trust services including services as trustee for pension and profit sharing plans; and other financial planning and advisory services.

Cash and Cash Equivalents: For purposes of the statements of cash flows, cash and cash equivalents include cash and due from banks, interest-earning deposits and federal funds sold. Generally, federal funds are sold for one-day periods. Net cash flows are reported for customer loan and deposit transactions and overnight borrowings.

Interest-Earning Deposits in Other Financial Institutions: Interest-earning deposits in other financial institutions mature within one year and are carried at cost.

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, Management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) other-than-temporary impairment related to credit loss, which must be recognized in the income statement and 2) other-than-temporary impairment related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock: The Bank is a member of the FHLB system. Members are required to own a certain amount of stock, based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value. Cash dividends are reported as income.

The Bank is also a member of the Federal Reserve Bank and required to own a certain amount of stock. FRB stock is carried at cost and classified as a restricted security. Cash dividends are reported as income.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at fair value, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights released; therefore, no servicing rights are recorded. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans: Loans that Management has the intent and ability to hold for the foreseeable future or until maturity are stated at the principal amount outstanding. Interest on loans is recognized based upon the principal amount outstanding. Loans are stated at face value, less purchased premium and discounts and net deferred fees. Loan origination fees and certain direct loan origination costs are deferred and recognized over the life of the loan as an adjustment, on a level-yield method, to the loan’s yield. The definition of recorded investment in loans includes accrued interest receivable, however, for the Corporation’s loan disclosures, accrued interest was excluded as the impact was not material.

Loans are considered past due when they are not paid in accordance with contractual terms. The accrual of income on loans, including impaired loans, is discontinued if, in the opinion of Management, principal or interest is not likely to be paid in accordance with the terms of the loan agreement, or when principal or interest is past 90 days or more and collateral, if any, is insufficient to cover principal and interest. All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. A nonaccrual loan is returned to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Commercial loans are generally charged off after an analysis is completed which indicates that collectability of the full principal balance is in doubt. Consumer loans are generally charged off after they become 120 days past due. Subsequent payments are credited to income only if collection of principal is not in doubt. If principal and interest payments are brought contractually current and future collectability is reasonably assured, loans are returned to accrual status. Mortgage loans are generally charged off when the value of the underlying collateral does not cover the outstanding principal balance. The majority of the Corporation’s loans are secured by real estate in the State of New Jersey.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when Management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in Management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component of the allowance relates to loans that are individually classified as impaired.

A loan is impaired when, based on current information and events, it is probable that the Corporation will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and are evaluated for impairment. Factors considered by Management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

All loans are individually evaluated for impairment when loans are classified as substandard by Management. If a loan is considered impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral less estimated disposition costs if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, are collectively evaluated for impairment while they are performing assets. If and when a residential mortgage is placed on nonaccrual status and in the process of collection, such as through a foreclosure action, then they are evaluated for impairment on an individual basis and the loan is reported, net, at the fair value of the collateral less estimated disposition costs.

A troubled debt restructuring is a renegotiated loan with concessions made by the lender to a borrower who is experiencing financial difficulty. Troubled debt restructurings are separately identified for impairment and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral, less estimated disposition costs. For troubled debt restructurings that subsequently default, the Corporation determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component of the allowance covers non-impaired loans and is based primarily on the Bank’s historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Corporation on a weighted average basis over the previous two years. This actual loss experience is adjusted by other qualitative factors based on the risks present for each portfolio segment. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.

In determining an appropriate amount for the allowance, the Bank segments and evaluates the loan portfolio based on Federal call report codes, which are based on collateral. The following portfolio classes have been identified:

a)	Primary Residential Mortgage – represents all loans collaterized by the borrower’s primary residence. These are closed-end loans secured by 1-4 family residential properties that are secured by first liens. The Bank retains in its portfolio most conventional mortgage loans that have maturities of 15 years or less and generally sells most loans with maturities greater than 15 years. The Bank does not engage in sub-prime lending.

b)	Home Equity Lines of Credit – These are revolving, open-end loans secured by 1-4 family residential properties and extended under lines of credit.
c)	Junior Lien Loan on Residence – These are closed-end loans secured by 1-4 family residential properties that are secured by junior liens.
d)	Multifamily Property – These are loans secured by multifamily (5 or more) residential properties.
e)	Owner Occupied Commercial Real Estate – These are loans secured by owner-occupied nonfarm nonresidential properties.
f)	Investment Commercial Real Estate –These are loans secured by nonfarm nonresidential properties that are not owner-occupied.
g)	Commercial and Industrial – These are commercial and industrial loans not secured by real estate.
h)	Agricultural Production – These are loans to finance agricultural production and other loans to farmers.
i)	Commercial Construction – These are loans for construction, land development and other land loans.
j)	Consumer and Other – These are loans to individuals for household, family and other personal expenditures as well as obligations of states and political subdivisions in the U.S. This also represents all other loans that cannot be categorized in any of the previously mentioned loan segments.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation charges are computed using the straight-line method. Equipment and other fixed assets are depreciated over the estimated useful lives, which range from three to ten years. Premises are depreciated over the estimated useful life of 40 years, while leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of the lease. Expenditures for maintenance and repairs are expensed as incurred. The cost of major renewals and improvements are capitalized. Gains or losses realized on routine dispositions are recorded as other income or other expense.

Other Real Estate Owned (OREO): Other real estate owned is initially recorded at fair value, less costs to sell. When a property is acquired, the excess of the loan balance over the estimated fair value is charged to the allowance for loan losses. A valuation allowance is recorded through earnings for any subsequent decline in fair value and any gains or losses on the sale of properties are recorded through earnings. Operating costs after acquisition are expensed.

Bank Owned Life Insurance (BOLI): The Bank has purchased life insurance policies on certain key executives. BOLI is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded. Instruments, such as standby letters of credit, that are considered financial guarantees are recorded at fair value at inception.

Income Taxes: The Corporation files a consolidated Federal income tax return. Separate state income tax returns are filed for each subsidiary based on current laws and regulations.

The Corporation recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in its financial statements or tax returns. The measurement of deferred tax assets and liabilities is based on the enacted tax rates. Such tax assets and liabilities are adjusted for the effect of a change in tax rates in the period of enactment.

The Corporation recognizes a tax position as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50 percent likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Corporation is no longer subject to examination by the U.S. Federal tax authorities for years prior to 2008 or by New Jersey tax authorities for years prior to 2007.

The Corporation recognizes interest and/or penalties related to income tax matters in income tax expense.

Benefit Plans: The Corporation has a 401(K) profit-sharing and investment plan, which was last amended to enhance the contributions to its salaried employees starting in May 2008. The plan is more fully described in Note 12.

Stock-Based Compensation: Compensation cost is recognized for stock options and restricted stock awards issued to employees and non-employee directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Corporation’s common stock at the date of grant is used for restricted stock awards. Compensation expense is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation expense is recognized on a straight-line basis over the requisite service period for the entire award. The stock options granted under these plans are exercisable at a price equal to the fair value of common stock on the date of grant and expire not more than ten years after the date of grant.

Earnings Per Share (“EPS”): In calculating earnings per share, there are no adjustments to net income available to common shareholders, which is the numerator of both the Basic and Diluted EPS. The weighted average number of shares outstanding used in the denominator for Diluted EPS is increased over the denominator used for Basic EPS by the effect of potentially dilutive common stock equivalents utilizing the treasury stock method. Common stock options outstanding are common stock equivalents, as are restricted stock until vested. Earnings and dividends per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements.

The following table shows the calculation of both Basic and Diluted earnings per share for the years ended December 31, 2011, 2010 and 2009:

(In Thousands Except Per Share Data)	2011	2010	2009
Net Income Available to Common Shareholders	$10,940	$5,978	$5,633
Basic Weighted Average Shares Outstanding	8,741,209	8,784,655	8,715,419
Plus: Common Stock Equivalents	1,061	366	50,838
Diluted Weighted Average Shares Outstanding	8,742,270	8,785,021	8,766,257
Earnings Per Share:
Basic	$1.25	$0.68	$0.64
Diluted	1.25	0.68	0.64

Average shares of 657,121, 583,665 and 478,901 were not considered in computing diluted earnings per share for 2011, 2010 and 2009, respectively, because they were antidilutive. These antidilutive shares include stock options, unvested restricted stock awards and the warrant issued to the U.S. Treasury for 150,296 common shares.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are any such matters that will have a material effect on the financial statements.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements.

Comprehensive Income: Comprehensive income consists of net income and the change during the period in the Corporation’s net unrealized gains or losses on securities available for sale, net of tax, less adjustments for realized gains and losses, net amortization of the unrealized loss on securities transferred to held to maturity from available for sale and accretion of the non-credit component on certain held to maturity securities with other-than-temporary impairment charges in previous periods. Total comprehensive income for the years ended 2011, 2010 and 2009 was $14.2 million, $7.6 million and $9.8 million, respectively.

Equity: Stock dividends in excess of 20 percent are reported by transferring the par value of the stock issued from retained earnings to common stock. Stock dividends for 20 percent or less are reported by transferring the fair value, as of the ex-dividend date, of the stock issued from retained earnings to common stock and additional paid-in capital. Fractional share amounts are paid in cash with a reduction in retained earnings. On June 18, 2009, a five percent stock dividend was declared. All prior share information has been restated for the stock dividend. Treasury stock is carried at cost.

Reclassification: Certain reclassifications have been made in the prior periods’ financial statements in order to conform to the 2011 presentation and had no effect on the consolidated income statements or shareholders’ equity.

New Accounting Policies: In June 2011, the Financial Accounting Standards Board (“FASB”) amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of the fiscal reporting year and interim periods within that year, beginning after December 15, 2011. The Corporation is currently evaluating the impact of this pronouncement on its financial statement presentation and disclosures.

INVESTMENT SECURITIES HELD TO MATURITY	12 Months Ended
Dec. 31, 2011
Investment Securities Held To Maturity
INVESTMENT SECURITIES HELD TO MATURITY

2. INVESTMENT SECURITIES HELD TO MATURITY

A summary of amortized cost and estimated fair value of investment securities held to maturity included in the Consolidated Statements of Condition as of December 31, 2011 and 2010 follows:

	2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
(In Thousands)	Cost	Gains	Losses	Value
Mortgage-Backed Securities - Residential	$67,394	$1,393	$(1)	$68,786
State and Political Subdivisions	24,608	52	—	24,660
Trust Preferred Pooled Securities	8,717	2,170	(4,906)	5,981
Total	$100,719	$3,615	$(4,907)	$99,427

	2010
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
(In Thousands)	Cost	Gains	Losses	Value
U.S. Government Sponsored Entities	$45,485	$11	$(790)	$44,706
Mortgage-Backed Securities - Residential	67,745	921	(494)	68,172
State and Political Subdivisions	17,671	184	(31)	17,824
Trust Preferred Pooled Securities	9,376	—	(1,640)	7,736
Total	$140,277	$1,116	$(2,955)	$138,438

The amortized cost and approximate fair value of investment securities held to maturity as of December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Securities not due at a single maturity date, mortgage-backed securities and trust preferred pooled securities, are shown separately.

Maturing In:
(In Thousands)	Amortized Cost	Fair Value
One Year or Less	$24,353	$24,397
After One Year Through Five Years	255	263
After Five Years Through Ten Years	—	—
After Ten Years	—	—
	24,608	24,660
Mortgage-Backed Securities - Residential	67,394	68,786
Trust Preferred Pooled Securities	8,717	5,981
Total	$100,719	$99,427

Securities held to maturity having an approximate carrying value of $44.9 million and $12.7 million as of December 31, 2011 and 2010, respectively, were pledged to secure public funds and for other purposes required or permitted by law.

The following table presents the Corporation’s investment securities held to maturity with continuous unrealized losses and the approximate fair value of these investments as of December 31, 2011 and 2010.

2011
	Less Than 12 Months		Duration of Unrecognized Loss 12 Months or Longer		Total
	Approximate		Approximate		Approximate
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
(In Thousands)	Value	Losses	Value	Losses	Value	Losses
Mortgage-Backed Securities - Residential	$3,194	$(1)	$—	$—	$3,194	$(1)
Trust Preferred Pooled Securities	—	—	2,729	(4,906)	2,729	(4,906)
Total	$3,194	$(1)	$2,729	$(4,906)	$5,923	$(4,907)

2010
	Less Than 12 Months		Duration of Unrecognized Loss 12 Months or Longer		Total
	Approximate		Approximate		Approximate
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
(In Thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. Government-Sponsored Entities	$39,707	$(790)	$—	$—	$39,707	$(790)

Mortgage-Backed Securities - Residential	32,553	(494)	—	—	32,553	(494)
State and Political Subdivisions	9,667	(31)	—	—	9,667	(31)
Trust Preferred Pooled Securities	—	—	1,782	(1,640)	1,782	(1,640)
Total	$81,927	$(1,315)	$1,782	$(1,640)	$83,709	$(2,955)

Management has determined that any unrecognized losses on the securities held to maturity at December 31, 2011, are temporary and due to interest rate fluctuations and/or volatile market conditions, rather than the creditworthiness of the issuers. The Corporation monitors creditworthiness of issuers periodically, including issuers of trust preferred securities on a quarterly basis. The Corporation does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery. All mortgage-backed securities were issued by U.S. government-sponsored agencies.

The trust preferred pooled securities within the Corporation’s held to maturity investment portfolio are collateralized by trust preferred securities issued primarily by individual bank holding companies, but also by insurance companies and real estate investment trusts. There has been little or no active trading in these securities for several years; therefore the Corporation believes in most cases it is more appropriate to estimate fair value using discounted cash flow analysis. As of December 31, 2008, to estimate fair value, and determine whether the securities were other-than-temporarily impaired, the Corporation retained and worked with a third party to review the issuers (the collateral) underlying each of the securities. Among the factors analyzed were the issuers’ profitability, credit quality, asset mix, capital adequacy, leverage and liquidity position, as well as an overall assessment of credit, profitability and capital trends within the portfolio’s issuer universe. These factors provided an assessment of the portion of the collateral of each security which was likely to default in future periods. The cash flows associated with the collateral likely to default, together with the cash flows associated with collateral which had already deferred or defaulted, were then eliminated. In addition, the Corporation assumed constant rates of default in excess of those based upon the historic performance of the underlying collateral. The resulting cash flows were then discounted to the current period to determine fair value for each security. The discount rate utilized was based on a risk-free rate (LIBOR) plus spreads appropriate for the product, which include consideration of liquidity and credit uncertainty.

Each quarter during 2011 and 2010, to periodically assess the credit assumptions and related input data that could affect the fair value of each security, Management compared actual deferrals and defaults to the assumed deferrals and defaults included in the valuation model.

As of December 31, 2011 and 2010, the Corporation again worked with a third party to model the securities and review its valuation. The modeling process and related assumptions were similar to the process and related assumptions employed as of December 31, 2008. In 2011, no additional impairment charges were recorded, while $581 thousand in impairment charges were recorded on three trust preferred pooled securities for the year ended December 31, 2010.

Further significant downturns in the real estate markets and/or the economy could cause additional issuers to defer paying dividends on these securities and/or ultimately default. Such occurrences, if beyond those assumed in the current valuation, could cause an additional write-down of the portfolio, with a negative impact on earnings; however, the Corporation has already recorded a substantial write-down of its trust preferred pooled securities portfolio. We do not expect that an additional write-down would have a material effect on the cash flows from the securities or on our liquidity position.

At December 31, 2011 and 2010, other-than-temporary impairment recognized in accumulated other comprehensive income totaled $2.7 million and $3.1 million, respectively.

The table below presents a rollforward for the periods ended December 31, 2011 and 2010 of the credit losses recognized in earnings:

	Trust Preferred Securities
(In Thousands)	2011	2010
Beginning Balance, January 1,	$51,073	$50,492
Additions to Credit Losses on Securities for Which no Previous Other-Than-Temporary Impairment was Recognized	—	—
Increases to Credit Losses on Securities for Which Other-Than-Temporary Impairment Was Previously Recognized	—	581
Reductions for Previous Credit Losses Realized On Securities Sold During the Period	—	—
Reductions for Previous Credit Losses Related To Securities the Company Now Intends to Sell Or Will be More Likely Than Not Required To Sell	—	—
Reductions for Previous Credit Losses Due to an Increase in Cash Flows Expected to be Collected	—	—
Ending Balance, December 31,	51,073	51,073

INVESTMENT SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2011
Investment Securities Available For Sale
INVESTMENT SECURITIES AVAILABLE FOR SALE

3. INVESTMENT SECURITIES AVAILABLE FOR SALE

A summary of amortized cost and approximate fair value of investment securities available for sale included in the Consolidated Statements of Condition as of December 31, 2011 and 2010 follows:

		2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In Thousands)	Cost	Gains	Losses	Value
U.S. Government-Sponsored Entities	$46,729	$149	$—	$46,878
Mortgage-Backed Securities - Residential	232,240	4,891	(147)	236,984
State and Political Subdivisions	28,539	1,314	(2)	29,851
Other Securities	5,999	40	(832)	5,207
Marketable Equity Securities	593	7	—	600
Total	$314,100	$6,401	$(981)	$319,520

		2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In Thousands)	Cost	Gains	Losses	Value
U.S. Treasury and U.S. Government-Sponsored Entities	$50,926	$209	$—	$51,135
Mortgage-Backed Securities - Residential	199,099	4,179	(1,188)	202,090
State and Political Subdivisions	16,418	243	(48)	16,613
Other Securities	5,499	—	(999)	4,500
Marketable Equity Securities	680	58	—	738
Total	$272,622	$4,689	$(2,235)	$275,076

The amortized cost and approximate fair value of investment securities available for sale as of December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Securities not due at a single maturity, such as mortgage-backed securities, marketable equity securities and the CRA Investment Fund (included in other securities), are shown separately.

Maturing In:
(In Thousands)	Amortized Cost	Fair Value
One Year or Less	$—	$—
After One Year Through Five Years	7,352	7,447
After Five Years Through Ten Years	27,924	28,942
After Ten Years	42,991	42,507
	78,267	78,896
Mortgage-Backed Securities - Residential	232,240	236,984
CRA Investment Fund	3,000	3,040
Marketable Equity Securities	593	600
Total	$314,100	$319,520

Securities available for sale having an approximate carrying value of $8.7 million and $17.7 million as of December 31, 2011 and December 31, 2010, respectively, were pledged to secure public funds and for other purposes required or permitted by law.

Proceeds on sales of securities totaled $64.9 million, $10.3 million and $658 thousand in 2011, 2010 and 2009, respectively. Gross gains on sales of securities of $1.2 million, $224 thousand and $144 thousand and gross losses on sales of securities of $117 thousand, $100 thousand and $75 thousand were realized in 2011, 2010 and 2009, respectively. The net tax expense related to the net gains on securities sales were $363 thousand, $43 thousand and $24 thousand in 2011, 2010 and 2009, respectively.

The following table presents the Corporation’s available for sale securities with continuous unrealized losses and the approximate fair value of these investments as of December 31, 2011 and 2010.

2011
			Duration of Unrealized Loss
	Less Than 12 Months		12 Months or Longer		Total
	Approximate		Approximate		Approximate
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In Thousands)	Value	Losses	Value	Losses	Value	Losses
Mortgage-Backed Securities - Residential	$32,931	$(120)	$317	$(27)	$33,248	$(147)
State and Political Subdivisions	736	(2)	—	—	736	(2)
Other Securities	—	—	2,167	(832)	2,167	(832)
Total	$33,667	$(122)	$2,484	$(859)	$36,151	$(981)

2010
			Duration of Unrealized Loss
	Less Than 12 Months		12 Months or Longer		Total
	Approximate		Approximate		Approximate
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In Thousands)	Value	Losses	Value	Losses	Value	Losses
Mortgage-Backed Securities - Residential	$102,695	$(984)	$2,211	$(204)	$104,906	$(1,188)
State and Political Subdivisions	777	(14)	446	(34)	1,223	(48)
Other Securities	1,499	(1)	3,001	(998)	4,500	(999)
Total	$104,971	$(999)	$5,658	$(1,236)	$110,629	$(2,235)

Management believes that the unrealized losses on investment securities available for sale are temporary and due to interest rate fluctuations and/or volatile market conditions rather than the creditworthiness of the issuers. The Corporation does not intend to sell these securities nor is it likely that it will be required to sell the securities before their anticipated recovery.

At December 31, 2011, the unrealized loss of $832 thousand on Other Securities is related to a security issued by a large bank holding company that has experienced declines in all its securities due to the turmoil in the financial markets and a merger. The security is a single-issuer trust preferred security. It was downgraded to below investment grade by Moody’s and is currently rated Ba1. Management monitors the performance of the issuer on a quarterly basis to determine if there are any credit events that could result in deferral or default of the security. In spite of the credit downgrade, the fair value of this security at December 31, 2011, is higher than the fair value at December 31, 2010. Management believes the depressed valuation is a result of the nature of the security (trust preferred bond) and the bond’s very low yield. At December 31, 2011, Management does not intend to sell the security nor is it likely that it will be required to sell the security before its anticipated recovery.

No other-than-temporary impairment charges were recognized in 2011; however, in 2010, the Corporation recognized a noncash charge of $360 thousand related to an other-than-temporary impairment charge for seven equity securities with a cost of $1.1 million. No other-than-temporary impairment charges were recognized in 2009.

LOANS	12 Months Ended
Dec. 31, 2011
LoansAbstract
LOANS

4. LOANS

The following table presents loans outstanding, by type of loan, as of December 31:

		% of Total		% of Total
(In Thousands)	2011	Loans	2010	Loans
Residential Mortgage	$498,482	48.01%	$419,653	45.00%
Commercial Mortgage	330,559	31.84	288,183	30.91
Commercial Loans	123,845	11.93	131,408	14.09
Construction Loans	13,713	1.32	25,367	2.72
Home Equity Lines of Credit	50,291	4.84	45,775	4.91
Consumer Loans, Including Fixed Rate Home Equity Loans	19,439	1.87	20,622	2.21
Other Loans	2,016	0.19	1,489	0.16
Total Loans	$1,038,345	100.00%	$932,497	100.00%

In determining an appropriate amount for the allowance, the Bank segments and evaluates the loan portfolio based on Federal call report codes. The following portfolio classes have been identified as of December 31:

		% of Total		% of Total
(In Thousands)	2011	Loans	2010	Loans
Primary Residential Mortgages	$511,418	49.40%	$430,647	46.30%
Home Equity Lines of Credit	50,394	4.87	45,815	4.92
Junior Lien Loan on Residence	13,053	1.26	15,518	1.67
Multifamily Property	104,056	10.05	41,018	4.41
Owner-Occupied Commercial Real Estate	107,852	10.42	117,685	12.65
Investment Commercial Real Estate	186,998	18.06	215,696	23.19
Commercial and Industrial	29,825	2.88	27,711	2.98
Agricultural Production Loans	18	N/A	—	—
Commercial Construction	19,208	1.85	25,406	2.73
Consumer and Other	12,516	1.21	10,673	1.15
Total Loans	$1,035,338	100.00%	$930,169	100.00%
Net Deferred Fees	3,007		2,328
Total Loans Including Net Deferred Fees	$1,038,345		$932,497

Included in the totals above for December 31, 2011 is $691 thousand of unamortized discount as compared to $1.4 million of unamortized discount for December 31, 2010.

In the ordinary course of business, the Corporation, through the Bank, may extend credit to officers, directors or their associates. These loans are subject to the Corporation’s normal lending policy and Federal Reserve Bank Regulation O.

The following table shows the changes in loans to officers, directors or their associates:

(In Thousands)	2011	2010
Balance, Beginning of Year	$1,183	$3,192
New Loans	793	1,638
Repayments	(648)	(3,438)
Loans With Individuals No Longer Considered Related Parties	—	(209)
Balance, At End of Year	$1,328	$1,183

The following tables present the loan balances by portfolio segment, based on impairment method, and the corresponding balances in the allowance for loan losses as of December 31, 2011 and December 31, 2010:

December 31, 2011
		Ending ALLL		Ending ALLL
	Total	Attributable	Total	Attributable
	Loans	to Loans	Loans	to Loans
	Individually	Individually	Collectively	Collectively
	Evaluated for	Evaluated for	Evaluated for	Evaluated for	Total	Total Ending
(In Thousands)	Impairment	Impairment	Impairment	Impairment	Loans	ALLL
Primary Residential Mortgage	$8,878	$345	$502,540	$2,069	$511,418	$2,414
Home Equity Lines of Credit	489	—	49,905	204	50,394	204
Junior Lien Loan On Residence	680	9	12,373	55	13,053	64
Multifamily Property	550	52	103,506	653	104,056	705
Owner-Occupied Commercial Real Estate	9,054	322	98,798	2,786	107,852	3,108
Investment Commercial Real Estate	5,986	509	181,012	3,672	186,998	4,181
Commercial and Industrial	576	51	29,249	1,240	29,825	1,291
Agricultural Production	—	—	18	1	18	1
Commercial Construction	—	—	19,208	669	19,208	669
Consumer and Other	—	—	12,516	78	12,516	78
Unallocated	—	—	—	508	—	508
Total ALLL	$26,213	$1,288	$1,009,125	$11,935	$1,035,338	$13,223

December 31, 2010
		Ending ALLL		Ending ALLL
	Total	Attributable	Total	Attributable
	Loans	to Loans	Loans	to Loans
	Individually	Individually	Collectively	Collectively
	Evaluated for	Evaluated for	Evaluated for	Evaluated for	Total	Total Ending
(In Thousands)	Impairment	Impairment	Impairment	Impairment	Loans	ALLL
Primary Residential Mortgage	$4,578	$—	$426,069	$1,502	$430,647	$1,502
Home Equity Lines of Credit	85	—	45,730	160	45,815	160
Junior Lien Loan On Residence	537	—	14,981	228	15,518	228
Multifamily Property	691	26	40,327	277	41,018	303
Owner-Occupied Commercial Real Estate	3,051	504	114,634	2,273	117,685	2,777
Investment Commercial Real Estate	11,900	1,141	203,796	3,618	215,696	4,759
Commercial and Industrial	2,330	308	25,381	2,411	27,711	2,719
Commercial Construction	5,225	500	20,181	746	25,406	1,246
Consumer and Other	—	—	10,673	66	10,673	66
Unallocated	—	—	—	522	—	522
Total ALLL	$28,397	$2,479	$901,772	$11,803	$930,169	$14,282

Impaired loans include nonaccrual loans of $18.9 million at December 31, 2011 and $18.1 million at December 31, 2010. Impaired loans also includes performing troubled debt restructured loans of $7.3 million at December 31, 2011 and $5.7 million at December 31, 2010. The allowance allocated to troubled debt restructured loans which are nonaccrual totaled $280 thousand and $268 thousand, as of December 31, 2011 and December 31, 2010, respectively. All accruing troubled debt restructured loans were paying in accordance with restructured terms as of December 31, 2011. The Corporation has not committed to lend additional amounts as of December 31, 2011 to customers with outstanding loans that are classified as loan restructurings.

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2011 and December 31, 2010:

December 31, 2011
	Unpaid			Average	Interest
	Principal	Recorded	Specific	Impaired	Income
(In Thousands)	Balance	Investment	Reserves	Loans	Recognized
With No Related Allowance Recorded:
Primary Residential Mortgage	7,586	5,844	—	4,721	87
Multifamily Property	312	286	—	243	—
Owner-Occupied Commercial Real Estate	10,630	7,049	—	5,575	158
Investment Commercial Real Estate	397	299	—	322	20
Commercial and Industrial	475	475	—	433	24
Home Equity Lines of Credit	595	489	—	66	18
Junior Lien Loan on Residence	682	555	—	453	9
Total Loans with No Related Allowance	20,677	14,997	—	11,813	316
With Related Allowance Recorded:
Primary Residential Mortgage	3,083	3,034	345	1,496	99
Multifamily Property	264	264	52	71	13
Owner-Occupied Commercial Real Estate	2,020	2,005	322	1,254	66
Investment Commercial Real Estate	5,979	5,687	509	2,865	373
Commercial and Industrial	101	101	51	495	9
Junior Lien Loan on Residence	138	125	9	128	—
Commercial Construction	—	—	—	995	—
Total Loans with Related Allowance	11,585	11,216	1,288	7,304	560
Total Loans Individually Evaluated for Impairment	32,262	26,213	1,288	19,117	876

December 31, 2010
	Unpaid			Average	Interest
	Principal	Recorded	Specific	Impaired	Income
(In Thousands)	Balance	Investment	Reserves	Loans	Recognized
With No Related Allowance Recorded:
Primary Residential Mortgage	5,080	4,578	—	2,953	66
Home Equity Lines of Credit	100	85	—	85	—
Junior Lien Loan on Residence	660	537	—	430	6
Total Loans with No Related Allowance	5,840	5,200	—	3,468	72
With Related Allowance Recorded:
Primary Residential Mortgage	—	—	—	1,016	94
Multifamily Property	713	691	26	110	—
Owner-Occupied Commercial Real Estate	8,238	7,972	504	7,043	275
Investment Commercial Real Estate	6,979	6,979	1,141	450	157
Commercial and Industrial	3,464	2,330	308	1,149	62
Junior Lien Loan on Residence	—	—	—	24	—
Commercial Construction	8,199	5,225	500	8,205	74
Consumer and Other	—	—	—	4
Total Loans with Related Allowance	27,593	23,197	2,479	18,001	662
Total Loans Individually Evaluated for Impairment	33,433	28,397	2,479	21,469	734

There is no cash received into income on nonaccruing impaired loans for the year ended December 31, 2011.

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of December 31, 2011 and December 31, 2010:

December 31, 2011
		Loans Past Due
		Over 90 Days
		And Still
		Accruing
(In Thousands)	Nonaccrual	Interest
Primary Residential Mortgage	$7,468	$—
Home Equity Lines of Credit	489	—
Junior Lien Loan on Residence	680	—
Multifamily Property	550	—
Owner-Occupied Commercial Real Estate	8,641	—
Investment Commercial Real Estate	1,037	—
Commercial and Industrial	—	345
Consumer and Other	—	—
Total	$18,865	$345

December 31, 2010
		Loans Past Due
		Over 90 Days
		And Still
		Accruing
(In Thousands)	Nonaccrual	Interest
Primary Residential Mortgage	$4,578	$—
Home Equity Lines of Credit	85	—
Junior Lien Loan on Residence	537	—
Multifamily Property	378	361
Owner-Occupied Commercial Real Estate	1,594	305
Investment Commercial Real Estate	3,966	—
Commercial and Industrial	1,751	—
Commercial Construction	5,225	—
Total	$18,114	$666

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following tables present the aging of the recorded investment in past due loans as of December 31, 2011 and December 31, 2010 by class of loans, excluding nonaccrual loans:

December 31, 2011
	30-59	60-89	Greater Than
	Days	Days	90 Days	Total
(In Thousands)	Past Due	Past Due	Past Due	Past Due
Primary Residential Mortgage	$4,857	$898	$—	$5,755
Home Equity Lines of Credit	565	19	—	584
Junior Lien Loan on Residence	399	—	—	399
Multifamily Property	395	—	—	395
Owner-Occupied Commercial Real Estate	3,381	—	—	3,381
Investment Commercial Real Estate	242	—	—	242
Commercial and Industrial	368	—	345	713
Commercial Construction	500	—	—	500
Consumer and Other	8	—	—	8
Total	$10,715	$917	$345	$11,977

December 31, 2010
	30-59	60-89	Greater Than
	Days	Days	90 Days	Total
(In Thousands)	Past Due	Past Due	Past Due	Past Due
Primary Residential Mortgage	$3,490	$162	$—	$3,652
Junior Lien Loan on Residence	—	—	—	—
Multifamily Property	—	—	361	361
Owner-Occupied Commercial Real Estate	820	—	305	1,125
Investment Commercial Real Estate	728	—	—	728
Commercial and Industrial	274	—	—	274
Consumer and Other	1	—	—	1
Total	$5,313	$162	$666	$6,141

Credit Quality Indicators:

The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Corporation analyzes loans individually by classifying the loans as to credit risk. The risk rating analysis of loans is performed (i) when the loan is initially underwritten, (ii) annually for loans in excess of $500,000, (iii) on a random quarterly basis from either internal reviews with the Senior Credit Officer or externally through an independent loan review firm, or (iv) whenever Management otherwise identifies a potentially negative trend or issue relating to a borrower. The Corporation uses the following definitions for risk ratings:

Special Mention: Loans subject to special mention have a potential weakness that deserves Management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loans or of the institution’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weakness inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loans, the Corporation evaluated credit quality primarily based on the aging status of the loan, which was previously presented.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. As of December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
(In Thousands)	Pass	Mention	Substandard	Doubtful
Primary Residential Mortgage	$496,815	$5,437	$9,166	$—
Home Equity Lines of Credit	49,905	—	489	—
Junior Lien Loan on Residence	12,244	129	680	—
Multifamily Property	102,948	163	945	—
Owner-Occupied Commercial Real Estate	81,797	9,524	16,531	—
Investment Commercial Real Estate	157,579	9,599	19,820	—
Agricultural Production Loans	18	—	—	—
Commercial and Industrial	28,020	835	970	—
Commercial Construction	18,474	234	500	—
Consumer and Other Loans	12,021	495	—	—
Total	$959,821	$26,416	$49,101	$—

As of December 31, 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
(In Thousands)	Pass	Mention	Substandard	Doubtful
Primary Residential Mortgage	$420,574	$5,495	$4,578	$—
Home Equity Lines of Credit	45,730	—	85	—
Junior Lien Loan on Residence	14,877	104	537	—
Multifamily Property	39,710	166	1,142	—
Owner-Occupied Commercial Real Estate	89,136	14,722	13,827	—
Investment Commercial Real Estate	187,305	14,468	13,923	—
Commercial and Industrial	23,217	1,864	2,630	—
Commercial Construction	20,181	—	5,225	—
Consumer and Other Loans	10,673	—	—	—
Total	$851,403	$36,819	$41,947	$—

At December 31, 2011, $26.2 million of the $49.1 million of the substandard loans were also considered impaired as compared to December 31, 2010, when $28.4 million of the $41.9 million of the substandard loans were also considered impaired.

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loans, the Corporation also evaluated credit quality based on the aging status of the loan, which was previously presented.

The activity in the allowance for loan losses for the year ended December 31, 2011 is summarized below:

	January 1,				December 31,
	2011				2011
	Beginning				Ending
(In Thousands)	ALLL	Charge-Offs	Recoveries	Provision	ALLL
Primary Residential Mortgage	$1,502	$(763)	$—	$1,675	$2,414
Home Equity Lines of Credit	160	(89)	—	133	204
Junior Lien Loan On Residence	228	(13)	14	(165)	64
Multifamily Property	303	(75)	8	469	705
Owner-Occupied Commercial Real Estate	2,777	(3,405)	40	3,696	3,108
Investment Commercial Real Estate	4,759	(3,287)	48	2,661	4,181
Agricultural Production	—	—	—	1	1
Commercial and Industrial	2,719	(272)	108	(1,264)	1,291
Commercial Construction	1,246	(607)	11	19	669
Consumer and Other	66	(28)	1	39	78
Unallocated	522	—	—	(14)	508
Total ALLL	$14,282	$(8,539)	$230	$7,250	$13,223

A summary of changes in the allowance for loan losses for the years indicated follows:

(In Thousands)	2010	2009
Balance, Beginning of Year	$13,192	$9,688
Provision Charged to Expense	10,000	9,700
Loans Charged-Off	(9,166)	(6,277)
Recoveries	256	81
Balance, End of Year	$14,282	$13,192

Troubled Debt Restructurings:

The Corporation has allocated $707 thousand and $324 thousand of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2011 and December 31, 2010, respectively. There were no unfunded commitments to lend additional amounts to customers with outstanding loans that are classified as troubled debt restructurings.

During the period ended December 31, 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower that the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ended December 31, 2011:

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
Troubled Debt Restructurings	Contracts	Investment	Investment
Primary Residential Mortgage	3	$1,410	$1,410
Owner-Occupied Commercial Real Estate	1	412	412
Investment Commercial Real Estate	1	4,949	4,949
Total	5	$6,771	$6,771

The residential mortgages were modified by extending the maturities longer than six months. Both of the commercial real estate loans were modified to an interest only basis pending the sale of the underlying collateral. The Bank did not forgive any principal or interest on any of these loans and expects to collect the full amount that is contractually owed.

The following table presents loans by class modified as troubled debt restructurings on accrual as of December 31, 2011:

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded	Specific
Troubled Debt Restructurings on Accrual	Contracts	Investment	Investment	Reserves
Primary Residential Mortgage	3	$1,410	$1,410	$201
Owner-Occupied Commercial Real Estate	1	412	412	—
Investment Commercial Real Estate	1	4,950	4,950	455
Commercial and Industrial	3	509	509	51
Total	8	$7,281	$7,281	$707

There are five loans totaling $3.8 million that have been categorized as troubled debt restructurings that are also included in loans that are on nonaccrual. Three of these loans consist of owner-occupied commercial real estate and total $3.3 million. One is a residential first mortgage totaling $198 thousand and one is a commercial mortgage totaling $299 thousand on a mixed use investment property.

The following table presents loans by class modified as troubled debt restructurings during the year ended December 31, 2011 for which there was a payment default during the same period:

Troubled Debt Restructurings That	Number of	Recorded
Subsequently Defaulted	Contracts	Investment
Owner-Occupied Commercial Real Estate	1	$412

Total	1	$412

The terms of certain other loans were modified during the period ending December 31, 2011 that did not meet the definition of a troubled debt restructuring. These are loans that are still on the books and have a total recorded investment as December 31, 2011 of $2.7 million. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Corporation’s internal underwriting policy.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Premises And Equipment
PREMISES AND EQUIPMENT

5. PREMISES AND EQUIPMENT

Premises and equipment as of December 31, follows:

(In Thousands)	2011	2010
Land and Land Improvements	$4,943	$7,152
Buildings	11,892	14,660
Furniture and Equipment	19,529	19,346
Leasehold Improvements	9,016	8,970
Projects in Progress	111	378
Capital Lease Asset	8,911	6,097
	54,402	56,603
Less: Accumulated Depreciation	22,461	22,783
Total	$31,941	$33,820

The Corporation recorded depreciation expense of $2.9 million, $3.1 million and $2.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Corporation leases its corporate headquarters building under a capital lease. The lease arrangement requires monthly payments through 2025. Related depreciation expense and accumulated depreciation of $400 thousand is included in 2011 results.

In December 2011, the Corporation completed a sale-leaseback transaction involving its Gladstone property. The Corporation leased the majority of the building to house its branch. The lease arrangement requires monthly payments through 2031. The gain on the sale of $764 thousand was deferred and will be accreted to income over the life of the lease. Payments began on January 1, 2012 and no expense is included in the 2011 results.

OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2011
OtherRealEstateOwnedAbstract
OTHER REAL ESTATE OWNED

6. OTHER REAL ESTATE OWNED

At December 31, 2011 and 2010, the Corporation had other real estate owned totaling $7.1 million, net of valuation allowance, and $4.0 million, respectively.

The following table shows the activity in other real estate owned, excluding the valuation allowance, for the years ended December 31,

(In Thousands)	2011	2010
Balance, Beginning of Year	$4,000	$360
OREO Properties Added	12,613	4,523
Sales During Year	(8,611)	(883)
Balance, End of Year	$8,002	$4,000

The following table shows the activity in the valuation allowance for the years ended December 31,

(In Thousands)	2011	2010	2009
Balance, Beginning of Year	$—	$—	$—
Additions Charged to Expense	865	—	640
Direct Writedowns	—	—	(640)
Balance, End of Year	$865	$—	$—

The following table shows expenses related to other real estate owned for the years ended December 31,

(In Thousands)	2011	2010	2009
Net Loss/(Gain) on Sales	$203	$19	$(16)
Provision for Unrealized Losses	865	—	640
Operating Expenses, Net of Rental Income	179	28	132
Total	$1,247	$47	$756

DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits:
DEPOSITS

7. DEPOSITS

The following table sets forth the details of total deposits:

	December 31, 2011		December 31, 2010

(In Thousands)	$	%	$	%
Noninterest-Bearing Demand Deposits	$297,459	20.60%	$228,764	16.93%
Interest-Bearing Checking	341,180	23.63	290,322	21.48
Savings	92,322	6.39	80,799	5.98
Money Market	516,920	35.80	524,449	38.80
Certificates of Deposit	196,011	13.58	227,212	16.81
Total Deposits	$1,443,892	100.00%	$1,351,546	100.00%

The scheduled maturities of time deposits are as follows:

(In Thousands)
2012	$117,722
2013	34,601
2014	17,537
2015	15,826
2016	10,325
Total	$196,011

FEDERAL HOME LOAN BANK ADVANCES AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances And Other Borrowings
FEDERAL HOME LOAN BANK ADVANCES AND OTHER BORROWINGS

8. FEDERAL HOME LOAN BANK ADVANCES AND OTHER BORROWINGS

Advances from FHLB totaled $17.7 million and $24.1 million at December 31, 2011 and 2010, respectively, with a weighted average interest rate of 3.41 percent and 3.54 percent, respectively.

At December 31, 2011 advances totaling $1.0 million with a rate of 3.88 percent, have fixed maturity dates, while at December 31, 2010, advances totaling $4.0 million with a weighted average rate of 3.69 percent, have fixed maturity dates. At December 31, 2011, advances totaling $680 thousand with a weighted average rate of 3.73 percent, were amortizing advances with monthly payments of principal and interest, while at December 31, 2010, advances totaling $1.1 million with a weighted average rate of 3.73 percent, were amortizing advances with monthly payments of principal and interest. These advances are secured by blanket pledges of certain 1-4 family residential mortgages totaling $76.5 million at December 31, 2011 and $102.7 million at December 31, 2010.

Also at December 31, 2011, the Corporation had $16.0 million in variable rate advances, with a weighted average rate of 3.45 percent, that are noncallable for one, two or three years and then callable quarterly with final maturities of five, seven or ten years from the original date of the advance, while at December 31, 2010, the Corporation had $19.0 million in variable rate advances, with a weighted average rate of 3.29 percent. All of these advances are beyond their initial noncallable periods. These advances are secured by pledges of investment securities totaling $20.1 million at December 31, 2011 and $22.2 million at December 31, 2010.

The advances have prepayment penalties.

The scheduled principal repayments and maturities of advances are as follows:

(In Thousands)
2012	$5,462
2013	218
2014	—
2015	—
2016	—
Over 5 Years	12,000
Total	$17,680

At December 31, 2011 and at December 31, 2010 there were no overnight borrowings with the FHLB. At December 31, 2011, unused short-term or overnight borrowing commitments totaled $462.4 million from the FHLB and $28.9 million from correspondent banks.

FAIR VALUE	12 Months Ended
Dec. 31, 2011
Fair Value
FAIR VALUE

9. FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Corporation used the following methods and significant assumptions to estimate the fair value:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used, if available, to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations. There were no transfers of securities between Level 1 and Level 2 during 2011.

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals, less cost to sell. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate owned (OREO) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

The following table summarizes, for the periods indicated, assets measured at fair value on a recurring basis:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets	Significant
		For	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(In Thousands)	2011	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities Available for Sale
U.S. Government-Sponsored Entities	$46,878	$—	$46,878	$—
Mortgage-Backed Securities - Residential	236,984	—	236,984	—
State and Political Subdivisions	29,851	—	29,851	—
Other Securities	2,167	—	2,167	—
CRA Investment Fund	3,040	—	3,040	—
Marketable Equity Securities	600	600	—	—
Total	$319,520	$600	$318,920	$—

	December 31,
(In Thousands)	2010

Assets:
Securities Available for Sale
U.S. Treasury and U.S. Government-Sponsored Entities	$51,135	$—	$51,135	$—
Mortgage-Backed Securities - Residential	202,090	—	202,090	—
State and Political Subdivisions	16,613	—	16,613	—
Other Securities	3,001	—	3,001	—
CRA Investment Fund	1,499	—	1,499	—
Marketable Equity Securities	738	738	—	—
Total	$275,076	$738	$274,338	$—

The following table summarizes, for the periods indicated, assets measured at fair value on a non-recurring basis:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets	Significant
		For	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(In Thousands)	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired Loans:
Primary Residential Mortgage	$1,462	$—	$—	$1,462
Owner-Occupied Commercial Mortgage	1,303	—	—	1,303
Investment Commercial Real Estate	228	—	—	228
Multifamily	212	—	—	212
Junior Lien on Residence	117	—	—	117

OREO	2,135	—	—	2,135

	December 31,
(In Thousands)	2010
Assets:
Impaired Loans:
Multifamily	$286	$—	$—	$286
Owner-Occupied Commercial Mortgage	4,328	—	—	4,328
Investment Commercial Real Estate	5,838	—	—	5,838
Commercial & Industrial	346	—	—	346
Commercial Construction	3,000	—	—	3,000

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a recorded investment of $4.6 million, with a valuation allowance of $1.3 million at December 31, 2011. Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a recorded investment of $16.3 million, with a valuation allowance of $2.5 million at December 31, 2010.

At December 31, 2011 other real estate owned, at fair value, consisted of one property with a gross investment of $3.0 million and a valuation allowance of $865 thousand.

The carrying amounts and estimated fair values of financial instruments at December 31, 2011 and 2010 are as follows:

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
(In Thousands)	Amount	Value	Amount	Value
Financial Assets:
Cash and Cash Equivalents	$43,053	$43,053	$62,687	$62,687
Investment Securities, Held to Maturity	100,719	99,427	140,277	138,438
Investment Securities Available for Sale	319,520	319,520	275,076	275,076
FHLB and FRB Stock	4,569	N/A	4,624	N/A
Loans Held for Sale	2,841	2,841	—	—
Loans, Net of Allowance for Loan Losses	1,025,122	1,034,541	918,215	917,257
Accrued Interest Receivable	4,078	4,078	4,231	4,231
Financial Liabilities:
Deposits	1,443,892	1,446,778	1,351,546	1,353,834
Federal Home Loan Bank Advances	17,680	19,100	24,126	25,330
Accrued Interest Payable	460	460	716	716

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:

The carrying amount is the estimated fair value for cash and cash equivalents, interest-earning deposits, accrued interest receivable and payable, demand deposits, short-term debt, and variable-rate loans or deposits that reprice frequently and fully. For fixed-rate loans or deposits and for variable-rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk, including consideration of credit spreads. Fair value of debt is based on current rates for similar financing. It was not practicable to determine the fair value of FHLB or FRB stock due to restrictions placed on its transferability. The fair value of off-balance sheet items is not considered material or is based on the current fees or cost that would be charged to enter into or terminate such arrangements.

OTHER OPERATING EXPENSES	12 Months Ended
Dec. 31, 2011
Other Operating Expenses
OTHER OPERATING EXPENSES

10. OTHER OPERATING EXPENSES

The following table presents the major components of other operating expenses:

(In Thousands)	2011	2010	2009
FDIC Insurance	$1,532	$2,322	$3,309
Trust Department	1,542	1,291	821
Loan Expense	1,029	888	301
Professional and Legal Fees	987	1,145	1,384
Provision for ORE Losses	865	—	640
Other Operating Expenses	5,843	5,311	5,131
Total Other Operating Expenses	$11,798	$10,957	$11,586

INCOME TAXES	12 Months Ended
Dec. 31, 2011
IncomeTaxesAbstract
INCOME TAXES

11. INCOME TAXES

The income tax expense included in the consolidated financial statements for the years ended December 31, is allocated as follows:

(In Thousands)	2011	2010	2009
Federal:
Current Expense	$3,856	$4,752	$3,447
Deferred Expense/(Benefit)	1,364	(1,874)	(674)
State:
Current Expense	1	627	146
Deferred Benefit	(431)	(306)	(209)
Reversal of Valuation Allowance	(2,976)	32	344
Total Income Tax Expense	$1,814	$3,231	$3,054

Total income tax expense differed from the amounts computed by applying the U.S. Federal income tax rate of 35 percent to income before taxes as a result of the following:

(In Thousands)	2011	2010	2009
Computed “Expected” Tax Expense	$4,894	$3,813	$3,563
(Decrease)/Increase in Taxes Resulting From:
Tax-Exempt Income	(350)	(386)	(580)
State Income Taxes	(2,200)	229	(21)
Bank Owned Life Insurance Income	(413)	(225)	(223)
Interest Disallowance	23	33	66
Stock-Based Compensation	65	61	94
Rate Adjustment	(100)	(100)	(100)
Other	(105)	(194)	255
Total Income Tax Expense	$1,814	$3,231	$3,054

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are as follows:

(In Thousands)	2011	2010
Deferred Tax Assets:
Allowance for Loan Losses	$5,402	$5,834
Valuation Allowance for OREO Losses	353	—
State Net Operating Loss Carry Forward	274	1,071
Lease Adjustment	185	180
Post Retirement Benefits	253	238
Prepaid Alternative Minimum Assessment	283	283
Contribution Limitation	56	58
Other Than Temporary Impairment	20,924	20,940
Unrealized Loss on Market Adjustment on Other-Than-Temporary Impaired Securities	1,866	1,905
State Capital Loss	21	—
Stock Option Expense	212	139
Nonaccrued Interest	1,781	1,698
Accrued Compensation	204	157
Capital Leases	62	—
Valuation Allowance-Other-Than-Temporary Impairment State Tax	(12)	(3,260)
Total Gross Deferred Tax Assets	$31,864	$29,243

Deferred Tax Liabilities:
Bank Premises and Equipment, Principally Due to Difference in Depreciation	$1,843	$1,474
Unrealized Gain on Securities Available for Sale	1,931	661
Deferred Loan Origination Costs and Fees	1,090	835
Deferred Income	130	404
Nonmonetary Gain	97	97
Investment Securities, Principally due to the Accretion of Bond Discount	42	47
Total Gross Deferred Tax Liabilities	5,133	3,518
Net Deferred Tax Asset	$26,731	$25,725

The net deferred asset includes the tax effect of $4.7 million of New Jersey net operating loss carryforwards that expire from 2012 through 2029.

During 2008, the Corporation recorded a $56.1 million other-than-temporary impairment on its trust preferred pooled securities. The impairment was recorded at the Bank level and resulted in a deferred state tax benefit of approximately $3.3 million. At December 31, 2008, the Corporation concluded that it was more likely than not that it would not realize this state tax benefit before the expiration of the net operating loss carryforward period and recorded a full valuation allowance against the state tax benefit. At the time, the analysis was based on numerous factors, including the State of New Jersey tax statutes, the ongoing performance and related forecasts of the Corporation and the Bank and the status of the economy and its impact on the forecasts.

The Corporation concluded, during the third quarter of 2011, that it was more likely than not that the 2008 state tax benefit was realizable and as such reversed the full valuation allowance, which resulted in an income tax benefit recognized in the third quarter of $3.0 million. The determination was based on the trends in state taxable income of the Bank and the five-year earnings forecast that was completed during the third quarter of 2011.

Based upon taxes paid and projected future taxable income, Management believes that it is more likely than not that the gross deferred tax assets will be realized.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Benefit Plans
BENEFIT PLANS

12. BENEFIT PLANS

SAVINGS AND PROFIT SHARING PLANS:

The Corporation sponsors a profit sharing plan and a savings plan under Section 401(K) of the Internal Revenue Code, covering substantially all salaried employees over the age of 21 with at least 12 months service. Under the savings plan, the Corporation contributes three percent of salary for each employee regardless of the employees’ contributions as well as partially matching employee contributions. In addition, the Corporation is contributing an enhanced benefit to employees who were previously in the defined benefit plan, which was discontinued in 2008. In 2011 and 2010, the enhanced benefit was approximately $830 thousand and $801 thousand, respectively. Expense for the savings plan totaled approximately $2.0 million, $1.7 million and $1.8 million in 2011, 2010 and 2009, respectively.

Contributions to the profit sharing plan are made at the discretion of the Board of Directors and all funds are invested solely in Peapack-Gladstone Corporation common stock. The aggregate contribution to the profit sharing plan was $100 thousand in each of 2011, 2010 and 2009.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation
STOCK-BASED COMPENSATION

13. STOCK-BASED COMPENSATION

The Corporation’s 2002 Long-Term Stock Incentive Plan (as amended) and 2006 Long-Term Stock Incentive Plan allow the granting of shares of the Corporation’s common stock as incentive stock options, nonqualified stock options, restricted stock awards and stock appreciation rights to directors, officers, employees and independent contractors of the Corporation and its Subsidiaries. The total number initially available to grant in active plans was 775,740 shares. There are no shares remaining for issuance with respect to stock option plans approved in 1995 and 1998; however, options granted under those plans are still included in the numbers below. At December 31, 2011, there were 187,977 additional shares available for grant under the unexpired plans.

Options granted under the long-term stock incentive plans are, in general, exercisable not earlier than one year after the date of grant, at a price equal to the fair market value of the common stock on the date of grant, and expire not more than ten years after the date of grant. Stock options may vest during a period of up to five years after the date of grant. Some options granted to officers at or above the senior vice president level were immediately exercisable at the date of grant. The Corporation has a policy of using new shares to satisfy option exercises.

Changes in options outstanding during 2011 were as follows:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value (In
	Options	Price	Term	Thousands)
Balance, January 1, 2011	578,763	$23.75
Granted During 2011	71,200	13.03
Expired During 2011	(67,901)	15.55
Forfeited During 2011	(4,280)	15.53
Balance, December 31, 2011	577,782	$23.45	4.44 years	$—
Vested and Expected to Vest (1)	550,674	$23.83	4.44 years	$—
Exercisable at December 31, 2011	418,321	$26.37	3.08 years	$—

(1) The difference between the shares which are exercisable (fully vested) and those which are expected to vest is due to anticipated forfeitures.

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Corporation’s closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of in-the-money options). The Corporation’s closing stock price on December 31, 2011 was $10.75; therefore, there was less than $1 thousand intrinsic value in the stock options outstanding at that date.

There were no options exercised during 2011 and 2010. The aggregate intrinsic value of options exercised during 2009 was $230 thousand.

The per share weighted-average fair value of stock options granted during 2011, 2010 and 2009 was $3.88, $8.31 and $7.33, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009
Dividend Yield	1.60%	1.30%	2.05%
Expected Volatility	32%	72%	50%
Expected Life	7 Years	7 Years	7 Years
Risk-Free Interest Rate	2.08%	2.91%	2.57%

For 2011, 2010 and 2009, the expected life of the option is the typical holding period of the Corporation’s options before being exercised by the optionee. The risk-free interest rate is the rate on a seven-year treasury bond for 2011, 2010 and 2009. The volatility is the performance the stock has experienced in the last five years.

As of December 31, 2011, there was approximately $640 thousand of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Corporation’s stock incentive plans. That cost is expected to be recognized over a weighted average period of 1.4 years.

The Corporation issued 28,732 and 55,993 restricted stock awards in 2011 and 2010, respectively, at a fair value equal to the market price of the Corporation’s common stock at the date of grant. The awards vest 40 percent after two years and 20 percent each year after until fully vesting on the fifth anniversary of the grant date. There were no forfeitures or vesting of restricted stock awards during 2011. As of December 31, 2011, there was $733 thousand of total unrecognized compensation cost related to nonvested shares,which is expected to vest over 1.6 years.

Changes in nonvested shares for 2011 were as follows:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Balance, January 1, 2011	55,993	$13.43
Granted During 2011	28,732	13.53
Vested During 2011	—	—
Balance, December 31, 2011	84,725	$13.46

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

The Corporation, in the ordinary course of business, is a party to litigation arising from the conduct of its business. Management does not consider that these actions depart from routine legal proceedings and believes that such actions will not affect its financial position or results of its operations in any material manner. There are various outstanding commitments and contingencies, such as guarantees and credit extensions, including mostly variable-rate loan commitments of $104.4 million and $108.7 million at December 31, 2011 and 2010, respectively, which are not included in the accompanying consolidated financial statements. These commitments include unused commercial and home equity lines of credit.

The Corporation issues financial standby letters of credit that are irrevocable undertakings by the Corporation to guarantee payment of a specified financial obligation. Most of the Corporation’s financial standby letters of credit arise in connection with lending relations and have terms of one year or less. The maximum potential future payments the Corporation could be required to make equals the contract amount of the standby letters of credit and amounted to $3.6 million and $7.5 million at December 31, 2011 and 2010, respectively. The fair value of the Corporation’s liability for financial standby letters of credit was insignificant at December 31, 2011.

For commitments to originate loans, the Corporation’s maximum exposure to credit risk is represented by the contractual amount of those instruments. Those commitments represent ultimate exposure to credit risk only to the extent that they are subsequently drawn upon by customers. The Corporation uses the same credit policies and underwriting standards in making loan commitments as it does for on-balance-sheet instruments. For loan commitments, the Corporation would generally be exposed to interest rate risk from the time a commitment is issued with a defined contractual interest rate.

At December 31, 2011, the Corporation was obligated under non-cancelable operating leases for certain premises. Rental expense aggregated $2.4 million, $2.6 million and $2.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, which is included in premises and equipment expense in the consolidated statements of income.

The minimum annual lease payments under the terms of the operating lease agreements, as of December 31, 2011, were as follows:

(In Thousands)
2012	$2,449
2013	2,361
2014	2,099
2015	2,012
2016	1,733
Thereafter	8,109
Total	$18,763

The Corporation leases its administrative offices under a capital lease and, in addition, sold its Gladstone property in December 2011 and leased back the portion housing the branch under a capital lease.

The following is a schedule by year of future minimum lease payments under capitalized leases, together with the present value of net minimum lease payments as of December 31, 2011.

(In Thousands)
2012	$638
2013	638
2014	719
2015	760
2016	760
Thereafter	9,891
Total minimum lease payments	13,406
Less amount representing interest	(4,228)
Present value of net minimum lease payments	$9,178

The Corporation is also obligated under legally binding and enforceable agreements to purchase goods and services from third parties, including data processing service agreements.

REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2011
Regulatory Capital
REGULATORY CAPITAL

15. REGULATORY CAPITAL

The Corporation through the Bank is subject to various regulatory capital requirements administered by the Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation and the Bank’s consolidated financial statements. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Corporation’s and the Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weighting and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). At year-end 2011 and 2010, the Bank maintained capital levels which met or exceeded the levels required to be considered well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that Management believes have changed the institution’s category.

To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table.

The Bank’s actual capital amounts and ratios are presented in the following table.

			To Be Well
			Capitalized Under		For Capital
			Prompt Corrective		Adequacy
	Actual		Action Provisions		Purposes
(In Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital
(To Risk-Weighted Assets)	$131,993	13.50%	$97,737	10.00%	$78,190	8.00%
Tier I Capital
(To Risk-Weighted Assets)	119,764	12.25	58,642	6.00	39,095	4.00
Tier I Capital
(To Average Assets)	119,764	7.58	79,019	5.00	63,216	4.00
As of December 31, 2010:
Total Capital
(To Risk-Weighted Assets)	$124,653	13.54%	$92,092	10.00%	$73,674	8.00%
Tier I Capital
(To Risk-Weighted Assets)	113,108	12.28	55,255	6.00	36,837	4.00
Tier I Capital
(To Average Assets)	113,108	7.57	74,751	5.00	59,801	4.00

The Corporation’s actual capital amounts and ratios are presented in the following table.

			To Be Well
			Capitalized Under		For Capital
			Prompt Corrective		Adequacy
(In Thousands)	Actual		Action Provisions		Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital
(To Risk-Weighted Assets)	$134,541	13.76%	N/A	N/A	$78,241	8.00%
Tier I Capital
(To Risk-Weighted Assets)	122,304	12.51	N/A	N/A	39,120	4.00
Tier I Capital
(To Average Assets)	122,304	7.73	N/A	N/A	63,261	4.00
As of December 31, 2010:
Total Capital
(To Risk-Weighted Assets)	$130,695	14.16%	N/A	N/A	$73,831	8.00%
Tier I Capital
(To Risk-Weighted Assets)	119,125	12.91	N/A	N/A	36,915	4.00
Tier I Capital
(To Average Assets)	119,125	7.96	N/A	N/A	59,870	4.00

As fully described in Footnote 18, Subsequent Events, the Corporation redeemed the remaining portion of the preferred shares issued under the Treasury’s Capital Purchase Program, repaying $14.5 million on January 11, 2012. In association with this repayment, the Bank paid a $14.5 million dividend to the Corporation on January 10, 2012. The dividend was specifically approved by the Bank’s primary regulator.

PREFERRED STOCK	12 Months Ended
Dec. 31, 2011
PreferredStockAbstract
PREFERRED STOCK

16. PREFERRED STOCK

On January 9, 2009, as part of the U.S. Department of the Treasury (the “Treasury”) Troubled Asset Relief Program (“TARP”) Capital Purchase Program, the Corporation sold 28,685 shares of the Corporation’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, having a liquidation preference of $1,000 per share, and a ten-year warrant to purchase up to 150,296 shares of the Corporation’s common stock, no par value at an exercise price of $28.63 per share, after adjusting for the five percent stock dividend declared on June 18, 2009, for an aggregate purchase price of $28.7 million in cash, allocated $1.6 million to warrants and $27.1 million to preferred stock.

Cumulative dividends on the preferred shares accrue on the liquidation preference at a rate of 5 percent per annum for the first five years, and at a rate of 9 percent per annum thereafter. Subject to the approval of the Board of Governors of the Federal Reserve System, the preferred shares are redeemable at the option of the Corporation at 100 percent of their liquidation preference. If the Corporation redeems the preferred shares and the Treasury still owns the warrant, the Corporation could repurchase the warrant from the Treasury for its fair market value. Unless both the holder and the Corporation agree otherwise, the exercise of the warrant will be a net exercise (i.e., the holder does not pay cash but gives up shares with a market value at the time of exercise equal to the exercise price, resulting in a net settlement with significantly fewer than the 150,296 shares of common stock being issued).

The Securities Purchase Agreement, pursuant to which the preferred shares and the warrant were sold, contains limitations on the payment of dividends on the common stock, including with respect to the payment of quarterly cash dividends in excess of $0.16 per share, which was the amount of the last regular dividend declared by the Corporation prior to October 14, 2008 and on the Corporation’s ability to repurchase its Common Stock. The Corporation is also subject to certain executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (the “EESA”).

On January 6, 2010 and March 2, 2011, the Corporation redeemed 25 percent of the preferred shares issued under the Treasury’s CPP, each time repaying approximately $7.2 million to the Treasury, including accrued and unpaid dividends of approximately $51 thousand and $17 thousand, respectively. As a result of the repurchase, the accretion related to the preferred stock was accelerated and approximately $330 thousand and $246 thousand was recorded as a reduction to retained earnings in the first quarters of 2010 and 2011, respectively. The Corporation’s redemption of the shares was not subject to additional conditions or stipulations from the Treasury.

BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2011
Business Segments
BUSINESS SEGMENTS

17. BUSINESS SEGMENTS

The Corporation assesses its results among two operating segments, Banking and PGB Trust and Investments. Management uses certain methodologies to allocate income and expense to the business segments. A funds transfer pricing methodology is used to assign interest income and interest expense. Certain indirect expenses are allocated to segments. These include support unit expenses such as technology and operations and other support functions. Taxes are allocated to each segment based on the effective rate for the period shown.

Banking

The Banking segment includes commercial, commercial real estate, residential and consumer lending activities; deposit generation; operation of ATMs; telephone and internet banking services; merchant credit card services and customer support and sales.

PGB Trust & Investments

PGB Trust & Investments includes asset management services provided for individuals and institutions; personal trust services, including services as executor, trustee, administrator, custodian and guardian, corporate trust services including services as trustee for pension and profit sharing plans; and other financial planning and advisory services.

The following table presents the statements of income and total assets for the Corporation’s reportable segments for the twelve months ended December 31, 2011, 2010 and 2009.

Twelve Months Ended December 31, 2011
		PGB Trust
(In Thousands)	Banking	& Investments	Total
Net Interest Income	$45,394	$3,521	$48,915
Noninterest Income	5,748	10,968	16,716
Total Income	51,142	14,489	65,631
Provision for Loan Losses	7,250	—	7,250
Salaries and Benefits	18,194	5,036	23,230
Premises and Equipment Expense	8,717	654	9,371
Other Noninterest Expense	7,837	3,961	11,798
Total Noninterest Expense	41,998	9,651	51,649
Income Before Income Tax Expense	9,144	4,838	13,982
Income Tax Expense	153	1,661	1,814
Net Income	$8,991	$3,177	$12,168
Total Assets at Period End	$1,599,007	$1,328	$1,600,335

Twelve Months Ended December 31, 2010
		PGB Trust
(In Thousands)	Banking	& Investments	Total
Net Interest Income	$46,291	$3,599	$49,890
Noninterest Income	4,076	10,039	14,115
Total Income	50,367	13,638	64,005
Provision for Loan Losses	10,000	—	10,000
Salaries and Benefits	17,570	4,959	22,529
Premises and Equipment Expense	8,861	763	9,624
Other Noninterest Expense	6,984	3,973	10,957
Total Noninterest Expense	43,415	9,695	53,110
Income Before Income Tax Expense	6,952	3,943	10,895
Income Tax Expense	2,060	1,171	3,231
Net Income	$4,892	$2,772	$7,664
Total Assets at Period End	$1,504,098	$1,327	$1,505,425

Twelve Months Ended December 31, 2009
		PGB Trust
(In Thousands)	Banking	& Investments	Total
Net Interest Income	$44,622	$3,726	$48,348
Noninterest (Loss)/Income	4,202	9,596	13,798
Total (Loss)/Income	48,824	13,322	62,146
Provision for Loan Losses	9,700	—	9,700
Salaries and Benefits	17,051	4,826	21,877
Premises and Equipment Expense	8,042	761	8,803
Other Noninterest Expense	8,207	3,379	11,586
Total Noninterest Expense	43,000	8,966	51,966
(Loss)/Income Before Income Tax Expense	5,824	4,356	10,180
Income Tax (Benefit)/Expense	1,747	1,307	3,054
Net (Loss)/Income	$4,077	$3,049	$7,126
Total Assets at Period End	$1,510,615	$1,738	$1,512,353

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On January 11, 2012, the Corporation redeemed the remaining 50 percent of the preferred shares issued under the Treasury’s CPP, repaying approximately $14.5 million to the Treasury, including accrued and unpaid dividends of approximately $112 thousand. The Corporation’s redemption of the shares was not subject to additional conditions or stipulations from the Treasury. As a result of the repurchase, the accretion related to the preferred stock was accelerated and approximately $362 thousand was recorded as a reduction to retained earnings in the first quarter of 2012. The 150,296 common share warrant remains outstanding after the redemption.

CONDENSED FINANCIAL STATEMENTS OF PEAPACK-GLADSTONE FINANCIAL CORPORATION (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements Of Peapack-Gladstone Financial Corporation Parent Company Only
CONDENSED FINANCIAL STATEMENTS OF PEAPACK-GLADSTONE FINANCIAL CORPORATION (PARENT COMPANY ONLY)

19. CONDENSED FINANCIAL STATEMENTS OF PEAPACK-GLADSTONE FINANCIAL CORPORATION (PARENT COMPANY ONLY)

Statements of Condition
	December 31,
(In Thousands)	2011	2010
Assets
Cash	$1,420	$283
Interest-Earning Deposits	35	3,526
Total Cash and Cash Equivalents	1,455	3,809
Securities Available for Sale	600	1,648
Investment in Subsidiary	120,426	111,719
Other Assets	509	599
Total Assets	$122,990	$117,775
Liabilities
Other Liabilities	$19	$59
Total Liabilities	19	59
Shareholders’ Equity
Preferred Stock	13,979	20,746
Common Stock	7,685	7,650
Surplus	96,323	95,586
Treasury Stock	(8,988)	(8,988)
Retained Earnings	13,868	4,693
Accumulated Other Comprehensive Income/ (Loss), Net of Income Tax Benefit	104	(1,971)
Total Shareholders’ Equity	122,971	117,716
Total Liabilities and Shareholders’ Equity	$122,990	$117,775

Statements of Income
	Years Ended December 31,
(In Thousands)	2011	2010	2009
Income
Dividend From Bank	$6,120	$8,663	$—
Other Income	76	166	309
Impairment Charges on Securities	—	(360)	—
Securities Gains/(Losses), Net	20	(19)	67
Total Income	6,216	8,450	376
Expenses
Other Expenses	68	74	73
Total Expenses	68	74	73
Income Before Income Tax Expense and Equity in Undistributed Earnings of Bank	6,148	8,376	303
Income Tax Expense/(Benefit)	16	(124)	68
Net Income Before Equity in Undistributed Earnings of Bank	6,132	8,500	235
Equity in Undistributed Earnings of Bank/(Dividends in Excess of Earnings)	6,036	(836)	6,891
Net Income	$12,168	$7,664	$7,126
Dividends on Preferred Stock and Accretion	1,228	1,686	1,493
Net Income Available to Common Shareholders	$10,940	$5,978	$5,633

Statements of Cash Flows
	Years Ended December 31,
(In Thousands)	2011	2010	2009
Cash Flows From Operating Activities:
Net Income	$12,168	$7,664	$7,126
Equity in Undistributed (Earnings)/Loss	(6,036)	836	(6,891)
(Gain)/Loss on Securities Available for Sale	(20)	379	(67)
Decrease/(Increase) in Other Assets	78	(74)	(145)
Decrease in Other Liabilities	(44)	(52)	(85)
Net Cash Provided by/(Used In) Operating Activities	6,146	8,753	(62)
Cash Flows From Investing Activities:
Capital Contribution to Subsidiary	—	—	(23,000)
Proceeds From Sales and Calls of Securities Available for Sale	1,108	2,237	1,160
Net Cash Provided by/(Used In) Investing Activities	1,108	2,237	(21,840)
Cash Flows From Financing Activities:
Gross Proceeds from Preferred Stock and Warrant	—	—	28,685
Costs Related to Issuance of Preferred Stock	—	—	(112)
Redemption of Preferred Stock	(7,172)	(7,172)	—
Cash Dividends Paid on Preferred Stock	(823)	(1,126)	(1,219)
Cash Dividends Paid on Common Stock	(1,765)	(1,757)	(3,524)
Tax Benefit on Stock Option Exercises	—	—	292
Exercise of Stock Options	—	—	1,108
Issuance of Common Shares (DRIP Program)	152	140	106
Treasury Stock Transactions	—	—	(1,094)
Net Cash (Used in)/Provided By Financing Activities	(9,608)	(9,915)	24,242
Net (Decrease)/Increase in Cash and Cash Equivalents	(2,354)	1,075	2,340
Cash and Cash Equivalents at Beginning of Period	3,809	2,734	394
Cash and Cash Equivalents at End of Period	$1,455	$3,809	$2,734